Significant Accounting Judgments, Assumptions, and Estimates	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Significant Accounting Judgments, Assumptions, and Estimates

RanMarine Technology, B.V.

Notes to Consolidated Financial Statements

As of and for the Years Ended December 31, 2023 and 2022

3.	Significant Accounting Judgments, Assumptions, and Estimates

3.1

Going Concern – The accompanying consolidated financial statements are prepared under the assumption that the business will continue as a going concern. As an early-stage company, we have not yet reached the critical sales volume and are heavily relying on research and development (“R&D”) grants.

Our ability to continue as a going concern and realize our assets and discharge our liabilities in the normal course of business is dependent upon closing timely additional sales orders and the ability to raise additional debt or equity financing, as required. There are various risks and uncertainties affecting our future financial position and its performance including, but not limited to:

         ●      The market acceptance and rate of commercialization of our product offerings;

         ●      Ability to successfully execute our business plan;

         ●      Ability to raise additional capital at acceptable terms;

         ●      General local and global economic conditions.

Our strategy to mitigate these material risks and uncertainties is to timely execute a business plan aimed at continued focus on revenue growth, product development and innovation, improving overall gross profit, managing operating expenses and working capital requirements, and securing additional capital, as needed.

Failure to implement our business plan could have a material adverse effect on our consolidated financial condition and/or financial performance. There is no assurance that we will be able to raise additional capital as it is required in the future. Accordingly, there are material risks and uncertainties that may cast significant doubt about our ability to continue as a going concern.

These consolidated financial statements do not include any adjustments to the carrying amounts and classification of assets, liabilities and reported expenses that may otherwise be required if the going concern basis was not appropriate.

3.2	Pension liability - Liabilities and expenses for employee benefits generally are recognized in the period in which the \services are rendered. RanMarine’s pension is part of the PMT pension fund. This fund is the Metal and Engineering Industry Pension Fund. Contributions are expensed as the obligation to make the payments is incurred.

3.3

Income taxes - Income tax expense includes current and deferred taxes. Current tax assets and liabilities are obligations or claims for the current and prior periods to be recovered from (or paid to) taxation authorities that are still outstanding at the end of the reporting period. Current tax is computed on the basis of tax profit which differs from net profit. Income taxes are calculated using tax rates and laws enacted or substantively enacted at the end of the reporting period.

Deferred tax is recognized based on temporary differences between the carrying amount and the tax basis of assets and liabilities. Any change in the net amount of deferred tax assets and liabilities is included in profit or loss of the respective period in which the change occurs. Deferred tax assets and liabilities are determined based on enacted or substantively enacted tax rates and laws that are expected to apply to taxable profit for the periods in which the assets and liabilities will be recovered or settled. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deferred tax assets can be utilized. Deferred tax assets and liabilities are not discounted.

RanMarine Technology, B.V.

Notes to Consolidated Financial Statements

As of and for the Years Ended December 31, 2023 and 2022

3.4	Development costs - The Company capitalizes costs for product development projects. Management makes judgments on the viability of the project and the projected cost of full development. RanMarine management determines when a new product will be released to the market which is when the costs are capitalized. Management must also judge the expected revenue to be earned. The carrying amount of capitalized development costs was € 1,374,930 as of December 31, 2023 (2022: €935,487).

3.5	Provision for expected credit losses of trade receivables – The Company assesses and measures credit losses in accordance with IFRS 9 (“Financial Instruments”). There is currently no provision for credit losses on the consolidated balance sheets. The Company has not experienced any non-payment from a customer in its history, as it generally requires an upfront payment from the customer.

3.6	Provision for warranty – The Company offers a 1-year warranty for customers outside the EU and a two-year warranty for customers inside the EU. Currently, there are no warranty provisions on the consolidated balance sheets as management has forecasted it is not material prospectively for each of the fiscal years in the accompanying consolidated financial statements. In 2023 warranty expenses were € 747 and zero in 2022. It will continue to be evaluated on an annual basis. Soon, warranty expenses will become material and at such time, a warranty provision as percentage of revenue will be recognized.

3.7	Fair value calculations – The Company estimates the fair value of the convertible note payable and the derivative warrant liability (see Note 14) using a probability weighted scenario method, which determines the present value of the conversion and redemption options and weights them based on their probabilities of occurrence. Additionally, the Company utilizes the Black Scholes Model to calculate the value of the warrants that it issues. In using the Black Scholes Model, the Company makes assumptions regarding dividend yield, expected term, volatility and risk-free interest rates.